Risk Management and Derivative Instruments (Details 2) - Not designated as Hedging Instrument - Commodity Derivatives - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Risk Management and Derivative Instruments
Derivative financial instruments - Current Liabilities	$ (2,869)		$ (33,390)
Total derivative fair value at period end	33,991	$ 126,709	(30,812)
Derivative assets:
Gross Recognized Assets	36,860	126,709	2,578
Gross Amounts Offset, Assets	1,002		1,859
Net Recognized Fair Value Assets	35,858	126,709	719
Derivative liabilities:
Gross Recognized Liabilities	2,869		33,390
Gross Amounts Offset, Liabilities	1,002		1,859
Net Recognized Fair Value Liabilities	1,867		31,531
Current Assets
Derivative assets:
Gross Recognized Assets	36,860	126,709	2,559
Gross Amounts Offset, Assets	1,002		1,859
Net Recognized Fair Value Assets	35,858	126,709	700
Current Liabilities
Risk Management and Derivative Instruments
Derivative financial instruments - Current Liabilities	(2,869)		(29,739)
Derivative liabilities:
Gross Recognized Liabilities	2,869		29,739
Gross Amounts Offset, Liabilities	1,002		1,859
Net Recognized Fair Value Liabilities	1,867		27,880
Swaps | Current Assets | Oil
Derivative assets:
Gross Recognized Assets	27,708	106,450
Swaps | Current Assets | NGL
Derivative assets:
Gross Recognized Assets			469
Swaps | Current Assets | Gas
Derivative assets:
Gross Recognized Assets	9,152	$ 20,259	469
Swaps | Current Liabilities | Oil
Risk Management and Derivative Instruments
Derivative financial instruments - Current Liabilities	(2,869)		28,871
Derivative liabilities:
Gross Recognized Liabilities	$ 2,869		(28,871)
Swaps | Current Liabilities | NGL
Risk Management and Derivative Instruments
Derivative financial instruments - Current Liabilities			74
Derivative liabilities:
Gross Recognized Liabilities			(74)
Swaps | Current Liabilities | Gas
Risk Management and Derivative Instruments
Derivative financial instruments - Current Liabilities			496
Derivative liabilities:
Gross Recognized Liabilities			$ (496)